GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Schedule of goodwill

The change in the carrying value of goodwill for the years ended December 31, 2021 and 2020, respectively, was as follows (in thousands):

Balance as of January 1, 2020	$3,732
Acquisition of WUPJ	341,671
Acquisition of Gama	54,757
Balance as of December 31, 2020	400,160
Acquisition of Mountain Aviation	37,238
Balance as of December 31, 2021	$437,398

Schedule of gross carrying value, accumulated amortization and net carrying value of intangible assets

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	December 31, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$15,644	$64,356
Customer relationships	74,600	14,443	60,157
Non-competition agreement	210	209	1
Trade name	14,230	5,493	8,737
Developed technology	19,545	6,380	13,165
Leasehold interest – favorable	600	57	543
Total	$189,185	$42,226	$146,959

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest – favorable	600	35	565
Total	$184,145	$20,435	$163,710

Schedule of gross carrying value, accumulated amortization and net carrying value of intangible liabilities

The gross carrying value, accumulated amortization and net carrying value of intangible liabilities consisted of the following (in thousands):

	December 31, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$3,917	$16,083

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$1,917	$18,083

Schedule of future amortization expense of intangible assets and intangible liabilities

Future amortization expense of intangible assets and intangible liabilities held as of December 31, 2021 are as follows (in thousands):

	Intangible	Intangible
Year ending December 31,	Assets	Liabilities
2022	$20,123	$2,000
2023	19,864	2,000
2024	19,701	2,000
2025	19,288	2,000
2026	18,604	$2,000
Thereafter	49,379	6,083
Total	$146,959	$16,083